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                                  FORM 24F-2
                              SEPARATE ACCOUNT B

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1.   Name and Address of issuer:

           CHUBB SEPARATE ACCOUNT B
           ONE GRANITE PLACE, CONCORD, NEW HAMPSHIRE  03301

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2.   Name of each series or class of funds for which this notice is filed:

           WORLD GROWTH STOCK DIVISION, MONEY MARKET DIVISION, GOLD STOCK DIVISION, DOMESTIC GROWTH STOCK DIVISION, BOND DIVISION, GROWTH & INCOME STOCK DIVISION, CAPITAL GROWTH DIVISION, BALANCED DIVISION

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3.   Investment Company Act File Number:  811-8470

     Securities Act File Number:    33-77496

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4.   Last day of fiscal year for which this notice is filed:

           DECEMBER 31, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                              _____
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          N/A

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

          N/A

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          N/A

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9.   Number and aggregate sale price of securities sold during the fiscal year:

          N/A

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          0

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          0

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

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal year in
            reliance on rule 24f-2 (from Item 10):             $      0
                                                                -------------

     (ii)   Aggregate price of shares issued in connection with dividend
            reinvestment plans (from Item 11, if applicable):  +      0
                                                                -------------

     (iii)  Aggregate price of shares redeemed or repurchased during the
            fiscal year (if applicable):                       -      0
                                                                -------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
            applicable):                                       +      0
                                                                -------------
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (1), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):                   0
                                                                -------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1993 or other applicable law or regulation (see Instruction C.6):
                                                               X      1/2900
                                                                -------------

     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:   0
                                                                ============


INSTRUCTIONS: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     ______

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          N/A

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Registration Fees for Certain Investment Companies


By: (Signature and Title)*  Shari J. Lease
                           -------------------------------------------------

                               Counsel
                           -------------------------------------------------


Date ___________________


* Please print the name and title of the signing officer below the signature.


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

February 23, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Commissioners:

This opinion is given in connection with the filing by Chubb Separate Account B ("Separate Account B"), a separate account established by Chubb Life Insurance Company of America ("Chubb Life") pursuant to the insurance laws of the State of New Hampshire and organized as a registered investment trust under the Investment Company Act of 1940 (the "1940 Act"), of a notice pursuant to Rule 24f-2 (the "24f-2 Notice") under the 1940 Act. In its Registration Statement on Form S-6 (File No. 33-77496) ("Registration Statement"), filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933 (the "1933 Act") and the 1940 Act, Separate Account B registered an indefinite number or amount of its securities and undertook to file the 24f-2 Notice within six months of its December 31 fiscal year end.

I have examined all the pertinent Registration Statements and Amendments, and forms. I have also reviewed all other corporate records, certificates, documents and statutes that have been deemed relevant in order to render the opinion expressed herein.

Based on such examinations, I am of the opinion that both Chubb Life and Separate Account B were validly established and exist under the laws of the State of New Hampshire. The assets allocated to Separate Account B are validly owned by Chubb Life; however, as provided in the Policies, those assets are not chargeable with liabilities arising out of any other business which Chubb Life may conduct, they are subject only to the charges, fees and deductions as set forth in the Registration Statement. The Policies issued by Chubb Life in connection with the issuance of securities by Separate Account B have been duly authorized and issued, and constitute binding obligations of Chubb Life. In conclusion, I am of the opinion that the Units, the registration of which the 24f-2 Notice makes definite in number, are legally issued, fully paid and non-assessable.

Sincerely,



Shari J. Lease
Counsel

SJL/emb